UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2000

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:		6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	July 6, 2000

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN ITALIAN PASTA CL A    COM              027070101      890    43000 SH       SOLE                    43000
APPLIED PWR INC CL A           COM              038225108     1005    30000 SH       SOLE                    30000
AT&T                           COM              001957109     3833   121200 SH       SOLE                   110000             11200
BANC ONE CORP COM              COM              06423A103      337    12700 SH       SOLE                                      12700
BP AMOCO P L C SPONSORED ADR   COM              055622104      213     3772 SH       SOLE                                       3772
C-CUBE MICROSYSTEMS INC-NEW    COM              12501N108      589    30000 SH       SOLE                    30000
CARDINAL HEALTH INC COM        COM              14149Y108     1735    23450 SH       SOLE                                      23450
CHART INDUSTRIES               COM              16115Q100     2935   602024 SH       SOLE                   600000              2024
CHARTER ONE FINL INC COM       COM              160903100     3552   154435 SH       SOLE                    52500            101935
CHECKFREE HOLDINGS CORP        COM              162816102    27170   526925 SH       SOLE                   500000             26925
CHECKPOINT SYS INC             COM              162825103     8954  1193875 SH       SOLE                  1161400             32475
CONCORD EFS INC COM            COM              206197105      218     8400 SH       SOLE                                       8400
CONSECO                        COM              208464107    34407  3528912 SH       SOLE                  3250000            278912
CONSOL STORES CORP             COM              210149100      168    14000 SH       SOLE                                      14000
CROWN CORK & SEAL CO           COM              228255105     2404   160300 SH       SOLE                   150000             10300
DUFF & PHELPS SELECT UTIL      COM              264324104      111    11500 SH       SOLE                                      11500
EQUIFAX INC COM                COM              294429105      547    20850 SH       SOLE                      100             20750
EVERCEL                        COM              299759100     1444   105000 SH       SOLE                   105000
EXABYTE CORP                   COM              300615101      112    25000 SH       SOLE                                      25000
FEDERATED DEPT STORE           COM              31410H101      331     9800 SH       SOLE                                       9800
GREAT ATL & PAC CO             COM              390064103    16773  1008900 SH       SOLE                   900000            108900
HOUSTON EXPL CO COM            COM              442120101      314    12500 SH       SOLE                    12500
IMAX CORP                      COM              45245E109    13557   595900 SH       SOLE                   525000             70900
K MART CORP                    COM              482584109     6472   950000 SH       SOLE                   900000             50000
MCI WORLDCOM INC GA NEW        COM              55268b106     1537    33514 SH       SOLE                                      33514
MERCURY GENERAL CORP           COM              589400100     8496   359600 SH       SOLE                   287500             72100
MIDAS GROUP INC COM            COM              595626102      573    28650 SH       SOLE                                      28650
MILESTONE SCIENTIFIC COM       COM              59935P100     1733   840000 SH       SOLE                   825000             15000
NATIONAL HEALTH REALTY INC     COM              635905102     2644   327884 SH       SOLE                                     327884
NATIONAL HEALTHCARE CORP       COM              635906100     4703   855084 SH       SOLE                                     855084
NETBANK INC COM                COM              640933107      789    63450 SH       SOLE                    56000              7450
NOBEL LEARNING COMMUNITIES INC COM              654889104     1181   150000 SH       SOLE                   150000
NORTHLAND CRANBERRIES          COM              666499108     3914  1010000 SH       SOLE                   945000             65000
OGDEN CORP                     COM              676346109     1822   202500 SH       SOLE                   200000              2500
RYANS FAMILY STK HSE COM       COM              783519101      127    15000 SH       SOLE                    15000
SLI INC COM                    COM              78442T108     7639   630000 SH       SOLE                   605000             25000
UCAR INTL INC COM              COM              90262K109      653    50000 SH       SOLE                    50000
WASTE MGMT INC DEL COM         COM              94106L109      209    11000 SH       SOLE                    11000